Goodwill and other intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 26,267	$ 26,267
Accumulated Amortization	(15,386)	(12,104)
Net Carrying Amount	10,881	14,163
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	835	835
Accumulated Amortization
Net Carrying Amount	835	835
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,432	25,432
Accumulated Amortization	(15,386)	(12,104)
Net Carrying Amount	$ 10,046	$ 13,328
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Gross Carrying Amount	$ 728	$ 728
Accumulated Amortization	(728)	(728)
Net Carrying Amount
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,976	20,976
Accumulated Amortization	(12,141)	(9,582)
Net Carrying Amount	$ 8,835	$ 11,394
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years	2 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years	8 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 550	$ 550
Accumulated Amortization	(550)	(487)
Net Carrying Amount		$ 63
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years	4 years
Technology Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years
Gross Carrying Amount	$ 3,178	$ 3,178
Accumulated Amortization	(1,967)	(1,307)
Net Carrying Amount	$ 1,211	$ 1,871